Derivative instruments and hedging activities - Summary of outstanding derivative instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 27,954	¥ 86,141
Derivative financial liabilities	70,216	154,526
Interest rate swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	20,982	65,075
Derivative financial liabilities	0	12,674
Interest rate swaptions agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	0	358
Derivative financial liabilities	0	3,161
Foreign exchange forward contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	4,619	4,173
Derivative financial liabilities	10,238	10,542
Swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	2,199	5,743
Derivative financial liabilities	3,976	3,117
Currency option contracts purchased [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	76	782
Derivative financial liabilities	0	671
Currency option contracts written [member]
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	339	3
Other currency contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	78	4,557
Derivative financial liabilities	0	1,445
Equity future contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	0	910
Derivative financial liabilities	0	514
Equity swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	0	911
Option contracts purchased [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	0	2,346
Derivative financial liabilities	55,663	118,606
Bond forward contracts written [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	0	1,286
Derivative financial liabilities	¥ 0	¥ 3,793